LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

8. LEASES

The Company had operating leases for corporate offices, parking spots and leases for cars used in the Yandex.Drive service. The Company’s leases have remaining lease terms of 1 to 5 years, some of which include options to terminate the leases within 1 year.

The components of lease expense were as follows:

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Total operating lease cost	5,466	9,195	9,643	130.5
Total variable lease cost	—	—	2,039	27.6
Finance lease cost:
Amortization of right-of-use assets	3	174	348	4.7
Interest on lease liabilities	1	75	134	1.8
Total finance lease cost	4	249	482	6.5

Variable lease payments mainly related to car leases for Yandex.Drive and represent mileage-based payments introduced in 2020.

Supplemental balance sheet information related to leases was as follows:

	2019	2020	2020
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	21,218	20,800	281.6
Operating lease liabilities – current (Note 4)	10,603	8,620	116.7
Operating lease liabilities – non-current	10,841	12,830	173.7
Total operating lease liabilities	21,444	21,450	290.4

Finance lease liabilities – current (Note 4)	462	321	4.3
Finance lease liabilities – non-current	1,094	3,387	45.9
Total finance lease liabilities	1,556	3,708	50.2

Maturities of lease liabilities were as follows:

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2021	9,728	131.7	550	7.4
2022	5,202	70.4	528	7.1
2023	3,046	41.2	546	7.4
2024	2,400	32.5	570	7.7
2025	872	11.8	542	7.3
Thereafter	3,436	46.5	2,062	28.0
Total lease payments	24,684	334.1	4,798	64.9

Less imputed interest	(3,234)	(43.7)	(1,090)	(14.7)
Total	21,450	290.4	3,708	50.2

Information about weighted-average remaining lease term is presented below:

	2019	2020
Weighted average remaining lease term, years
Operating leases	2.6	4.2
Finance leases	7.3	8.0

Information about weighted-average discount rate is presented below:

	2019	2020
Weighted average discount rate, %
Operating leases	7.3%	6.2%
Finance leases	8.9%	6.4%

The Company recognized sublease income of RUB 1,473, RUB 7,544 and 8,525 RUB ($115.4) for the years ended December 31, 2018, 2019 and 2020, respectively, presented within the revenues line in the consolidated statements of income.

As of December 31, 2020, the Company had additional finance leases in respect of expanding the Company's logistics infrastructure that have not yet commenced with undiscounted future minimum lease payments totalling RUB 9,406 ($127.3). These finance leases will commence in fiscal year 2021 with lease terms of 20 years.